Going Concern (Details) - USD ($) $ in Thousands	2 Months Ended		3 Months Ended						9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Nov. 12, 2020	Dec. 31, 2021
Going Concern
Net loss	$ (1,243)	$ (1,243)	$ (3,930)	$ (1,925)	$ (2,322)	$ (2,169)	$ (2,301)	$ (1,906)	$ (8,177)	$ (6,376)	$ (3,422)	$ (14,614)
Cash flow used in operating activities	$ (1,434)								(14,243)	$ (9,612)	$ 11	(12,939)
Net current assets												$ 2,185
Working Capital			$ 8,198						$ 8,198